UNITED STATES OF AMERICA

BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release no. 35698 / July 29, 2025

In the Matter of

PRIVATE DEBT & INCOME FUND BRIGHTON JONES LLC

2030 1st Avenue, 3rd Floor Seattle, Washington 98121

(812-15787)

ORDER UNDER SECTION 6(c) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM SECTIONS 18(a)(2), 18(c) AND 18(i) OF THE ACT AND PURSUANT TO SECTION 17(d) OF THE ACT AND RULE 17d-1 UNDER THE ACT

Private Debt & Income Fund and Brighton Jones LLC filed an application on May 8, 2025, requesting an order under section 6(c) of the Investment Company Act of 1940 (“Act”) granting an exemption from sections 18(a)(2), 18(c) and 18(i) of the Act and pursuant to section 17(d) of the Act and rule 17d-1 under the Act. The order permits certain registered closed-end investment companies to issue multiple classes of shares of beneficial interest with varying sales loads and to impose asset-based distribution and/or service fees.

On July 2, 2025, a notice of the filing of the application was issued (Investment Company Act Release No. 35665). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, that granting the requested exemption is appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

It is further found that the investment company’s proposed institution of asset-based distribution and/or service fees is consistent with the provisions, policies, and purposes of the Act, and will not be on a basis different from or less advantageous than that of other participants.

Accordingly, in the matter of Private Debt & Income Fund and Brighton Jones LLC (File No. 812-15787),

IT IS ORDERED, under section 6(c) of the Act, that the requested exemption from sections 18(a)(2), 18(c) and 18(i) of the Act is granted, effective immediately, subject to the condition contained in the application

IT IS ALSO ORDERED, under section 17(d) and rule 17d-1, that the investment company’s institution of asset-based distribution and/or service fees is approved, effective immediately, subject to the condition contained in the application.

For the Commission, by the Division of Investment Management, under delegated authority.

Sherry R. Haywood,

Assistant Secretary.